OPERATING LEASES - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating Leases [Line Items]
Operating lease not yet commenced description	As of December 31, 2022, the Company did not have additional operating leases that have not yet commenced.
Operating lease expenses	$ 1,000
Operating lease ROU assets	2,969	$ 4,734
Operating lease liability	3,122
Operating lease liability, current	1,228	$ 1,411
Cost of Net Sales
Operating Leases [Line Items]
Operating lease expenses	600
Operating Expense
Operating Leases [Line Items]
Operating lease expenses	$ 400